Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Other Liabilities Explanatory

		Group
	2022	2021
	£m	£m
Lease liabilities	129	134
Other(1)	2,472	1,942
	2,601	2,076
(1) For more information on amounts restated see Note 44.